Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit And Retirement Plans [Line Items]
Defined contribution plan, employer contribution	$ 15	$ 17	$ 16
Postretirement Defined Benefit Plans, Liabilities	$ 9	$ 10
Maximum
Employee Benefit And Retirement Plans [Line Items]
Defined contribution plan, employer matching percentage	6.00%
If employee are 40 years or older [Member]
Employee Benefit And Retirement Plans [Line Items]
Non matching employer contribution under defined benefit contribution plan	8.00%
If employees are under age 40 [Member]
Employee Benefit And Retirement Plans [Line Items]
Non matching employer contribution under defined benefit contribution plan	6.00%